Annual Total Returns[BarChart] - Federated Hermes International Bond Strategy Portfolio - Federated Hermes International Bond Strategy Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.21%	10.97%	(5.46%)	2.20%	(2.49%)	5.61%	9.33%	(2.90%)	9.65%	10.94%